Exceptional items (Tables)	6 Months Ended
Jun. 30, 2026
Exceptional items
Schedule of exceptional items

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m
Start-up related and other costs	1	3	2	5
Impairment - property, plant and equipment	—	10	—	10
Exceptional items – cost of sales	1	13	2	15
Transaction-related and other costs	3	1	6	2
Exceptional items – SG&A expenses	3	1	6	2
Exceptional finance expense	2	8	5	2
Exceptional items – finance expense	2	8	5	2
Exceptional income tax credit	(1)	(1)	(1)	(1)
Total exceptional items, net of tax	5	21	12	18